Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Revenue
Mobile	$ 20,112	$ 38,024	$ 63,501	$ 123,216
Software	57,130	136,535	157,982	427,939
Software maintenance and consulting	257,335	309,310	810,078	906,175
Total revenue	334,577	483,869	1,031,561	1,457,330
Operating expenses
Cost of revenue	19,106	46,717	79,889	127,051
Selling, general and administrative	214,390	230,714	825,579	844,173
Research and development	167,700	130,983	445,100	466,080
Impairment of intangible assets	2,522	4,887	7,510	11,730
Total operating expenses	403,718	413,301	1,358,078	1,449,034
Income (loss) from operations	(69,141)	70,568	(326,517)	8,296
Other income (expense):
Gain on disposition of assets
Gain on settlement
Other income			(503)	(510)
Interest income , net	20,791	30,308	70,715	90,621
Total other income	20,791	30,308	70,212	90,111
Income (loss) before income taxes	(48,350)	100,876	(256,305)	98,407
Income tax benefit	$ 139,437	$ 110,728	$ 192,400	$ 189,522
Net income	$ 91,087	$ 211,604	$ (63,905)	$ 287,929
Basic and diluted income per share	$ 0.001	$ 0.002	$ 0.000	$ 0.002
Weighted average number of shares outstanding	135,460,867	125,460,867	131,954,018	125,460,867